Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares designated (in shares)	10,000,000
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	115,000,000	115,000,000
Common stock, shares issued (in shares)	9,231,737
Common stock, shares outstanding (in shares)	9,231,737
Series 1 Convertible Preferred Stock [Member]
Preferred stock, shares designated (in shares)		95,204
Preferred stock, shares issued (in shares)		95,204
Preferred stock, shares outstanding (in shares)		95,204
Series 2 Convertible Preferred Stock [Member]
Preferred stock, shares designated (in shares)		189,709
Preferred stock, shares issued (in shares)		189,709
Preferred stock, shares outstanding (in shares)		189,709
Series 3 Convertible Preferred Stock [Member]
Preferred stock, shares designated (in shares)		144,923
Preferred stock, shares issued (in shares)		144,923
Preferred stock, shares outstanding (in shares)		144,923
Series 4 Convertible Preferred Stock [Member]
Preferred stock, shares designated (in shares)		761,340
Preferred stock, shares issued (in shares)		156,835
Preferred stock, shares outstanding (in shares)		156,835